Voyage and vessel operating expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Voyage Expenses [Abstract]
Port charges	$ 0	$ 30	$ 33
Bunkers	5	50	43
Commissions	327	625	1,328
Voyage Expenses	332	705	1,404
Operating Expenses [Abstract]
Crew wages and related costs	14,415	16,944	14,460
Insurance	1,772	1,891	1,392
Spares and consumable stores	6,075	8,071	8,216
Repairs and maintenance	3,359	3,277	4,403
Tonnage taxes	526	356	136
Environmental costs	201	0	0
Other operating expenses	211	331	362
Vessel Operating Expenses	$ 26,559	$ 30,870	$ 28,969